INVESTMENTS IN AND ADVANCES TO AFFILIATES	12 Months Ended
Mar. 31, 2014
INVESTMENTS IN AND ADVANCES TO AFFILIATES

7. INVESTMENTS IN AND ADVANCES TO AFFILIATES

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥2,756	¥2,882
Kyocera’s trade receivables from affiliates	127	161

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥(279)	¥(330)	¥(228)
Kyocera’s sales to affiliates	661	200	303

Kyocera Corporation’s investment in Kagoshima Mega Solar Power Corporation, which was ¥2,125 million at March 31, 2014, is pledged as collateral for loans (¥23,358 million) from financial institutions of Kagoshima Mega Solar Power Corporation. This investment was included in “Other long-term investments” of Consolidated Balance Sheets.